Average Annual Total Returns{- FundsManager 70% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-11 - FundsManager 70% Portfolio	VIP FundsManager 70% Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP FundsManager 70% Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP FundsManager 70% Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0902 Past 1 year	F0902 Past 5 years	F0902 Past 10 years
Total	16.10%	10.51%	8.83%	18.40%	15.22%	13.88%	14.41%	10.53%	9.10%